Investment in Associated Companies (Additional Information - Qoros) (Narrative) (Details) ¥ in Thousands, $ in Thousands				1 Months Ended							2 Months Ended		12 Months Ended
	Apr. 25, 2017 CNY (¥)	Jun. 15, 2015 USD ($)	Jun. 15, 2015 CNY (¥)	Jan. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	Jul. 31, 2012 USD ($)	Jul. 31, 2012 CNY (¥)	Mar. 10, 2017 USD ($)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Apr. 25, 2017 USD ($)	Apr. 25, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 25, 2016 USD ($)	Dec. 25, 2016 CNY (¥)	Dec. 24, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 29, 2016 USD ($)	Jun. 15, 2015 CNY (¥)	May 12, 2015 USD ($)	May 12, 2015 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2012 CNY (¥)
Disclosure of associates [line items]
Gain on third party investment in Qoros													$ 309,918		$ (7,813)		$ 526,824
Total consideration																												$ 260,000
Borrowings													918,305		622,258
Guarantee provision																																						$ 160,000	$ 30,000
Shareholder loan																												143,000
Proceeds from sale of interest in associates					$ 90,000								$ 407		880
Qoros Credit Facility Member [Member] | After Guarantee Release [Member] | Financial guarantee contracts [member]
Disclosure of associates [line items]
Guarantee amount											$ 125,000
Bottom of range [member]
Disclosure of associates [line items]
Gain on third party investment in Qoros															19,000		40,000
Top of range [Member]
Disclosure of associates [line items]
Gain on third party investment in Qoros															$ 71,000		90,000
China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration | ¥																													¥ 1,690,000
Shareholder loan | ¥																													944,000
Proceeds from sale of interest in associates | ¥						¥ 620,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member]
Disclosure of associates [line items]
Repayments of borrowings | ¥														¥ 3,000,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Lender 1 [Member]
Disclosure of associates [line items]
Borrowings periodic payment | ¥														1,200,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Lender 2 [Member]
Disclosure of associates [line items]
Borrowings periodic payment | ¥														¥ 700,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | After Guarantee Release [Member] | Financial guarantee contracts [member]
Disclosure of associates [line items]
Guarantee amount | ¥																																¥ 825,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Prior to Guarantee Release [Member] | Financial guarantee contracts [member]
Disclosure of associates [line items]
Guarantee amount | ¥																		¥ 1,100,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Spin-Off/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																							¥ 3,000,000
Guarantee amount | ¥																							1,500,000
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | May/November 2015 [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																							¥ 700,000
Entering into significant commitments or contingent liabilities [Member] | Qoros Credit Facility Member [Member]
Disclosure of associates [line items]
Borrowing capacity											114,000
Entering into significant commitments or contingent liabilities [Member] | Qoros Credit Facility Member [Member] | First Tranche [Member]
Disclosure of associates [line items]
Borrowing capacity																														$ 57,000
Release of guarantees											$ 64,000
Entering into significant commitments or contingent liabilities [Member] | Qoros Credit Facility Member [Member] | Second Tranche [Member]
Disclosure of associates [line items]
Borrowing capacity																														16,000
Entering into significant commitments or contingent liabilities [Member] | China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																																¥ 777,000
Entering into significant commitments or contingent liabilities [Member] | China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | First Tranche [Member]
Disclosure of associates [line items]
Borrowing capacity | ¥																															¥ 388,500
Release of guarantees | ¥												¥ 425,000
Entering into significant commitments or contingent liabilities [Member] | China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Second Tranche [Member]
Disclosure of associates [line items]
Borrowing capacity																														100,000
Provision of financial guarantee | ¥	¥ 388,500
Guarantee amount																														$ 425,000
Qoros bank loans from Chery [Member]
Disclosure of associates [line items]
Aggregate cash payments received by kenon																					$ 17,000
Total cash to be received from Chery in connection with repayments																					36,000
Qoros bank loans from Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total cash to be received from Chery in connection with repayments | ¥																						¥ 244,000
Quantum [Member]
Disclosure of associates [line items]
Percentage of shares pledged													11.00%					11.00%
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest													12.00%	12.00%
Chery [Member]
Disclosure of associates [line items]
Face amount									$ 482,000
Guarantee amount																																			$ 72,000
Shareholder loan																										$ 143,000
Release of guarantees									$ 242,000
Receipt of guarantees							$ 115,000
Chery [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount																	18,000
Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Face amount | ¥																																													¥ 3,000,000
Guarantee amount | ¥																																				¥ 500,000	¥ 750,000
Shareholder loan | ¥																											¥ 944,000
Release of guarantees | ¥										¥ 1,500,000
Receipt of guarantees | ¥								¥ 750,000
Chery [Member] | China, Yuan Renminbi [Member] | Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																									¥ 119,000
Chery [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest													25.00%	25.00%
Qoros [Member]
Disclosure of associates [line items]
Total investment													$ 235,000
Gain on third party investment in Qoros													$ 153,000
Proportion of ownership interest													12.00%	12.00%	24.00%	[1]
Percentage of interest sold				12.00%
Capital increase																										932,000
Shareholder loan																																			36,000
Fair value increase in long-term investment													$ 15,000
Gain loss on fair value assessment													3,000
Aggregate put option value													$ 68,000
Qoros [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings																																											$ 200,000
Percentage of shares pledged																																											9.00%	9.00%
Maximum borrowing percentage																																											5.00%	5.00%
Qoros [Member] | EXIM Bank [Member]
Disclosure of associates [line items]
Percentage of shares pledged													9.00%					9.00%
Maximum borrowing percentage													5.00%					5.00%
Qoros [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount																																									$ 108,000
Borrowing capacity																																									$ 78,000
Nominal annual interest rate																																	5.39%	5.39%
Borrowings																																	$ 108,000
Release of guarantees		$ 54,000
Interest rate basis		LIBOR	LIBOR
Adjustment to interest rate basis		3.50%																																						3.50%
Maturity term		102 months	102 months
Pledged patents		$ 500,000
Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Capital increase | ¥																											6,500,000
Borrowings | ¥																		¥ 1,200,000		¥ 1,200,000
Shareholder loan | ¥																																				250,000
Qoros [Member] | China, Yuan Renminbi [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings | ¥																																												¥ 1,200,000
Qoros [Member] | China, Yuan Renminbi [Member] | EXIM Bank [Member]
Disclosure of associates [line items]
Borrowings | ¥																		1,200,000
Qoros [Member] | China, Yuan Renminbi [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount | ¥																																										¥ 700,000
Borrowing capacity | ¥																																										¥ 480,000
Borrowings | ¥																																		¥ 700,000
Release of guarantees | ¥			¥ 350,000
Interest rate basis		LIBOR	LIBOR
Adjustment to interest rate basis		10.00%																																						10.00%
Pledged patents | ¥																																								¥ 3,100,000
Qoros [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest													63.00%	63.00%
Qoros [Member] | Remaining interest in Qoros of Kenon [Member]
Disclosure of associates [line items]
Total investment				$ 220,000
Proportion of ownership interest				12.00%
Disposal gain				$ 139,000
Qoros [Member] | Quantum's equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest				12.00%
New Qoros Investor [Member]
Disclosure of associates [line items]
Total investment																										1,002,000		1,002,000
Total consideration																										501,000		$ 504,000
Shareholder loan																										137,000
New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total investment | ¥																											6,630,000		6,630,000
Total consideration | ¥																											3,315,000		¥ 3,315,000
Shareholder loan | ¥																											940,000
Investment in Qoros equity in proportion [Member]
Disclosure of associates [line items]
Total investment																										$ 982,000
Investment in Qoros equity in proportion [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total investment | ¥																											¥ 6,500,000
Right to purchase remaining equity interest in Qoros of New Qoros Investor [Member]
Disclosure of associates [line items]
Proportion of ownership interest													50.00%	50.00%
Total consideration													$ 220,000
Right to purchase remaining equity interest in Qoros of New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration | ¥																		¥ 1,560,000
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Sale of remaining interest				$ 220,000																	$ 220,000
New Qoros Investor in Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Sale of remaining interest | ¥																						¥ 1,560,000		¥ 1,560,000
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Gain on third party investment in Qoros																	$ 130,000
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest				12.00%									24.00%	24.00%
Qoros to Chery [Member]
Disclosure of associates [line items]
Company's back-to-back guarantee obligations following the completion of sale																			$ 23,000
Chery's guarantee of Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																																				3,000,000
Ansonia Commitment [Member]
Disclosure of associates [line items]
Guarantee amount																																			$ 4,000
Ansonia Commitment [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Guarantee amount | ¥																																				¥ 25,000
Idan Ofer's ownership interest in Kenon [Member] | Bottom of range [member]
Disclosure of associates [line items]
Proportion of ownership interest													36.00%	36.00%

[1]	As a result of the completion of the 12% sale of interest in Qoros in April 2020, Kenon has ceased to classify its remaining interest in Qoros as an investment in associate. Refer to Note Note 9.B.b.3 for further details.